Material Commitments (Schedule of Annual Operating Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Material Commitments [Abstract]
2014	$ 7,058
2015	8,402
2016	7,534
2017	5,427
2018	5,456
Thereafter	30,970
Total operating lease payments	$ 64,847